Compensation Plans - TBS, PBS, and MBS Award Activity (Details) - Equity Awards - $ / shares	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Shares
Shares Outstanding Beginning Balance	3,609,395	4,053,057	3,630,997
Shares Granted	1,451,917	1,253,050	1,589,368
Shares Vested	(1,454,381)	(1,298,318)	(893,930)
Shares Forfeited	(193,806)	(398,394)	(273,378)
Shares Outstanding Ending Balance	3,413,125	3,609,395	4,053,057
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding Beginning Balance (USD per share)	$ 42.84	$ 37.94	$ 37.11
Weighted-Average Grant Date Fair Value, Granted (USD per share)	53.98	45.70	44.61
Weighted-Average Grant Date Fair Value, Vested (USD per share)	38.18	31.35	45.52
Weighted-Average Grant Date Fair Value, Forfeited (USD per share)	47.76	39.48	40.81
Weighted-Average Grant Date Fair Value, Outstanding Ending Balance (USD per share)	$ 48.03	$ 42.84	$ 37.94